Business Combination (Allocation of Consideration Based on Fair Value, NationSky, FL Mobile and Red) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 11, 2012 NationSky [Member]	Nov. 30, 2012 FL Mobile and Red [Member]
Business Acquisition [Line Items]
Cash consideration				$ 3,157
Fair value of previously held 26.4% equity interests					5,568
Shares consideration				4,196	16,421
Total				7,353	21,989
Cash				3,892	490
Other tangible assets				4,482	4,167
Identifiable intangible assets acquired				5,058	4,977
Liability assumed				(3,367)	(3,493)
Goodwill	76,020	17,958	0	2,083	15,848
Fair value of non-controlling interests				(4,795)
Total				$ 7,353	$ 21,989